SCHEDULE OF DIGITAL ASSETS (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2026	Sep. 30, 2025
Digital Assets
Digital assets, Bitcoin units	$ 13.25
Digital assets, Cost Basis	$ 899,578
Digital assets, Fair value	$ 904,424